Stockholders’ Loans (Details Narrative) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 04, 2024	Mar. 01, 2024	Mar. 06, 2018	Mar. 31, 2020	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018
Short-Term Debt [Line Items]
Loan repayment amount					$ 39		$ 5
2015 Loans [Member]
Short-Term Debt [Line Items]
Loan interest rate							5.18%	2.90%
Loan payment terms							Under the original loan terms, the aggregate loan amount is payable to the lenders by the Company only upon the approval of the Company’s board of directors that the Company’s profits reached an amount of US$500 thousand and upon such terms and in such installments as shall be determined by the Company’s board of directors.
Loan repayment date		Dec. 31, 2025		Dec. 31, 2023
Loan repayment amount	$ 3
Loan carrying amount							$ 31	$ 34
2017 loans [Member]
Short-Term Debt [Line Items]
Loan interest rate							5.18%	2.90%
Loan payment terms							Under the original loan terms, the aggregate loan amount was repayable by the Company upon the closing of an investment in the Company with proceeds greater than US$500 thousand.
Loan repayment date		Dec. 31, 2025		Dec. 31, 2023
Loan carrying amount							$ 4	$ 4
2018 CLA [Member]
Short-Term Debt [Line Items]
Loan interest rate			3.00%
Loan repayment date		Dec. 31, 2025	Dec. 31, 2018	Dec. 31, 2023					Dec. 31, 2019
Loan repayment amount	$ 2
Loan carrying amount							122	123
Convertible loan description			In accordance with 2018 CLA, the loan bears interest at a rate per annum equal to three percent (3%) compounded and accrued annually, and was originally repayable on December 31, 2018, or later date as determined by the stockholders representing more than 80% of IR. Med, Ltd.’s issued and outstanding shares who has also provided loans with terms similar to the terms of the agreement (‘Majority Lenders”), unless earlier converted to shares
Loan conversion in exit event			In case of an Exit event, as described in the 2018 CLA, the loan and all accrued interest will be either converted to shares or repaid at 200% of the outstanding amount all as per the Majority lenders decision.
Financing expenses on loan							$ 3	$ 3